UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2011

Semi-Annual Repor t

Western Asset

Core Bond

Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Core Bond Portfolio

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Bond Portfolio for the six-month reporting period ended June 30, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

President

July 29, 2011

Western Asset Core Bond Portfolio	III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended June 30, 2011, the pace of the expansion was disappointing, which resulted in a significant shift in investor sentiment. During the first half of the period, there were expectations of a strengthening economy and generally robust investor risk appetite. However, as the reporting period progressed, weakening economic data triggered a flight to quality as investor risk aversion increased. Despite giving back a portion of their previous gains in late May and June, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than previously realized during most other periods exiting a severe recession. Revised GDP growth was 2.3% during the fourth quarter of 2010 and 3.0% for calendar 2010 as a whole. The Commerce Department then reported that first and second quarter 2011 GDP growth were 0.4% and 1.3%, respectively. This moderation in growth during the first half of the year was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given higher oil and food prices.

Turning to the job market, while there was some improvement in the first half of the reporting period, unemployment again moved higher from April through June. After being 9.0% or higher since April 2009, the unemployment rate fell to 8.9% in February and 8.8% in March 2011. The job market then weakened, as unemployment rose to 9.0% in April, 9.1% in May and 9.2% in June. As of the end of the reporting period, approximately 14.1 million Americans looking for work had yet to find a job, and roughly 44% of these individuals have been out of work for more than six months. In June 2011, the Federal Reserve Board (“Fed”)ii projected that unemployment would moderate, but that it would remain elevated and between 7.8% and 8.2% at the end of 2012.

The long-ailing housing market continued to show signs of strain during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. This proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. However, according to the National Association of Realtors (“NAR”), existing-home sales then declined a sharp 8.9% in February. After a 3.5% increase in March, existing-home sales fell 1.8%, 4.0% and 0.8% in April, May and June, respectively. At the end of June, the inventory of unsold homes was a 9.5 month supply at the current sales level, versus a 9.1 month supply in May. Existing-home prices were relatively stagnant versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $184,300 in June 2011, up 0.8% from June 2010.

Even the manufacturing sector, one of the stalwarts of the economy in recent years, softened toward the end of the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector grew twenty-three consecutive months since it began expanding in August 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). In January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. Manufacturing activity remained strong during the next three months and was 60.4 in April. However, it then declined to 53.5 in May, the lowest reading in the past twelve

IV	Western Asset Core Bond Portfolio

Investment commentary (cont’d)

months. This was attributed, in part, to supply disruptions triggered by the March earthquake and tsunami in Japan. Manufacturing activity then moved modestly higher in June to 55.3, although only twelve of the eighteen industries tracked by the Institute for Supply Management expanded during the month.

Financial market overview

While stocks and lower-quality bonds generated solid results during the reporting period, there were several periods of heightened volatility and periodic sell-offs. These were triggered by a variety of factors, including concerns regarding the global economy, geopolitical unrest, the natural disasters in Japan and the ongoing European sovereign debt crisis. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary and risk aversion was generally replaced with solid demand for riskier assets.

The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. In November 2010, prior to the beginning of the reporting period, the Fed announced a second round of quantitative easing (often referred to as “QE2”) to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. Also, as has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between 0 and 1/4 percent.

Despite these efforts, at its meeting in June 2011, the Fed said, “Information received since the Federal Open Market Committee met in April indicates that the economic recovery is continuing at a moderate pace, though somewhat more slowly than the Committee had expected. . . . To promote the ongoing economic recovery and to help ensure that inflation, over time, is at levels consistent with its mandate, the Committee decided today to keep the target range for the federal funds rate at 0 to 1/4 percent. The Committee continues to anticipate that economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

In June, the Fed also announced that it would complete QE2 on schedule at the end of June. However, given ongoing strains in the economy, it made no overtures toward reversing any of its accommodative policies and the Fed said it would “maintain its existing policy of reinvesting principal payments from its securities holdings” rather than seeking to reduce the size of its balance sheet.

Fixed income market review

While volatility was elevated at times, the U.S. spread sectors (non-Treasuries) produced positive results during the reporting period. As was the case for much of 2010, the spread sectors generally outperformed equal-durationv Treasuries during the first four months of the reporting period. A combination of positive economic growth, benign core inflation, rising corporate profits and overall robust investor demand supported the spread sectors from January through April 2011. Investor sentiment then began to shift in May, as optimism about the economic expansion waned and investor risk appetite started to be replaced with increased risk aversion. While the U.S. spread sectors generally posted positive results in May, they underperformed equal-duration Treasuries. Risk aversion then increased in June given a host of disappointing economic data and a further escalation of the European sovereign debt crisis. Against this backdrop, the spread sectors generated relatively poor results during most of June as investors fled the spread sectors in favor of Treasury securities.

Western Asset Core Bond Portfolio	V

Both short- and long-term Treasury yields fluctuated during the six months ended June 30, 2011. When the period began, two- and ten-year Treasury yields were 0.61% and 3.30%, respectively. Yields initially moved higher given expectations for stronger growth in 2011 and the potential for rising inflation. On February 14, 2011, two-year Treasury yields peaked at 0.87%, while ten-year Treasuries peaked at 3.75% on February 8, 2011. Treasury yields then declined as investor risk aversion increased given the uprising in Libya and, later, due to the tragic events in Japan. Yields briefly moved higher toward the end of March, but then generally declined from April through June given disappointing economic data and periodic flights to quality. In late June, two- and ten-year Treasury yields bottomed at 0.35% and 2.88%, respectively, and ended the period at 0.45% and 3.18%, respectively. For the six months ended June 30, 2011, the Barclays Capital U.S. Aggregate Indexvi returned 2.72%.

Performance review

For the six months ended June 30, 2011, Class I shares of Western Asset Core Bond Portfolio returned 4.10%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Aggregate Index, returned 2.72% over the same time frame. The Lipper Intermediate Investment Grade Debt Funds Category Average1 returned 2.76% for the same period.

Performance Snapshot as of June 30, 2011 (unaudited)
6 months
Western Asset Core Bond Portfolio:
Class IS	4.22%
Class I	4.10%
Class FI	4.08%
Barclays Capital U.S. Aggregate Index	2.72%
Lipper Intermediate Investment Grade Debt Funds Category Average	2.76%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fees forgone and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2011 for Class IS, Class I and Class FI shares were 2.92%, 2.85% and 2.61%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2011, the gross total annual operating expense ratios for Class IS, Class I and Class FI were 0.44%, 0.50% and 0.79%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 593 funds in the Fund’s Lipper category.

VI	Western Asset Core Bond Portfolio

Investment commentary (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, deferred organizational expenses and extraordinary expenses, to average net assets is not expected to exceed 0.50% for Class IS shares and 0.75% for Class FI shares. These expense limitation arrangements cannot be terminated prior to April 30, 2012 without the Board of Directors’ consent.

The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the day on which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the lower of the limit described above or the limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 29, 2011

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to currency fluctuations and social, economic and political risks. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2011 and December 31, 2010 and does not include derivatives such as futures contracts, written options and swaps. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class IS	4.22%	$1,000.00	$1,042.20	0.46%	$2.33	Class IS	5.00%	$1,000.00	$1,022.51	0.46%	$2.31
Class I	4.10	1,000.00	1,041.00	0.52	2.63	Class I	5.00	1,000.00	1,022.22	0.52	2.61
Class FI	4.08	1,000.00	1,040.80	0.75	3.80	Class FI	5.00	1,000.00	1,021.08	0.75	3.76

[1]	For the six months ended June 30, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements and/or expense reimbursements. In the absence of compensating balance arrangements and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2011

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
BAI	— Barclays Capital U.S. Aggregate Index
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WACP	— Western Asset Core Bond Portfolio

4	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2011

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
BAI	— Barclays Capital U.S. Aggregate Index
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WACP	— Western Asset Core Bond Portfolio

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2011

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 32.1%
FHLMC — 1.8%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/13-5/1/29	$364,922	$398,173
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/13-8/1/35	14,901,516	16,211,608
Federal Home Loan Mortgage Corp. (FHLMC)	9.300%	4/15/19	49,417	55,875
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/20-8/1/33	7,756,052	8,364,849
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	4/1/24-5/1/32	1,380,560	1,598,972
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	6/1/32	21,191	24,014
Federal Home Loan Mortgage Corp. (FHLMC)	2.780%	10/1/35	1,222,844	1,286,016	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.877%	8/1/37	6,234,868	6,681,951	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	7/14/41	5,000,000	4,774,220	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/14/41	800,000	799,250	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/14/41	2,200,000	2,376,343	(b)
Federal Home Loan Mortgage Corp. (FHLMC), IO	10.000%	3/1/21	30,061	5,393
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	5,943	5,526
Total FHLMC				42,582,190
FNMA — 18.5%
Federal National Mortgage Association (FNMA)	7.000%	12/1/11-2/1/33	5,126,133	5,927,039
Federal National Mortgage Association (FNMA)	8.000%	5/1/15	4,426	4,467
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-3/1/38	5,233,620	5,491,900
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-9/1/20	2,732,036	2,887,575
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-1/1/21	26,602,266	28,760,205
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-5/1/28	290,115	338,830
Federal National Mortgage Association (FNMA)	6.000%	1/1/26-12/1/39	50,445,642	55,587,889
Federal National Mortgage Association (FNMA)	6.500%	7/1/28-5/1/32	1,962,829	2,233,766
Federal National Mortgage Association (FNMA)	5.500%	11/1/33-5/1/40	104,129,058	113,013,630
Federal National Mortgage Association (FNMA)	2.980%	6/1/35	4,075,047	4,294,654	(a)
Federal National Mortgage Association (FNMA)	4.567%	7/1/35	1,636,001	1,683,877	(a)
Federal National Mortgage Association (FNMA)	2.844%	8/1/35	545,611	569,459	(a)
Federal National Mortgage Association (FNMA)	2.853%	9/1/35	1,168,932	1,226,070	(a)
Federal National Mortgage Association (FNMA)	2.926%	9/1/35	2,597,436	2,711,580	(a)
Federal National Mortgage Association (FNMA)	2.277%	10/1/35	5,736,262	5,889,815	(a)
Federal National Mortgage Association (FNMA)	2.747%	10/1/35	895,323	942,609	(a)
Federal National Mortgage Association (FNMA)	2.780%	10/1/35	809,614	851,893	(a)
Federal National Mortgage Association (FNMA)	2.785%	10/1/35	1,111,860	1,168,421	(a)
Federal National Mortgage Association (FNMA)	3.476%	10/1/35	980,564	1,028,975	(a)

See Notes to Financial Statements.

6	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.236%	11/1/35	$2,610,523	$2,694,310	(a)
Federal National Mortgage Association (FNMA)	2.251%	11/1/35	4,781,092	4,935,446	(a)
Federal National Mortgage Association (FNMA)	2.267%	11/1/35	2,201,452	2,269,832	(a)
Federal National Mortgage Association (FNMA)	2.279%	11/1/35	2,032,087	2,099,242	(a)
Federal National Mortgage Association (FNMA)	5.536%	2/1/37	13,771,060	14,624,566	(a)
Federal National Mortgage Association (FNMA)	5.500%	7/1/41	31,900,000	34,484,399	(c)
Federal National Mortgage Association (FNMA)	3.500%	7/14/41	400,000	382,500	(b)
Federal National Mortgage Association (FNMA)	4.500%	7/14/41	58,500,000	60,520,064	(b)
Federal National Mortgage Association (FNMA)	5.000%	7/14/41	46,000,000	48,875,000	(b)
Federal National Mortgage Association (FNMA)	5.500%	7/14/41	3,000,000	3,243,750	(b)
Federal National Mortgage Association (FNMA)	6.000%	7/14/41	9,000,000	9,885,942	(b)
Federal National Mortgage Association (FNMA), IO	9.500%	2/1/17	5,296	794
Federal National Mortgage Association (FNMA), IO	1,009.500%	2/25/20	3	75
Federal National Mortgage Association (FNMA), IO PAC	1,009.250%	8/25/21	208	4,704
Federal National Mortgage Association (FNMA), PO PAC	0.000%	5/25/22	34,309	32,279
Federal National Mortgage Assoviation (FNMA)	6.500%	7/1/37	9,451,511	10,713,316
Total FNMA				429,378,873
GNMA — 11.8%
Government National Mortgage Association (GNMA)	8.000%	10/15/16-7/15/17	63,292	70,870
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	121,289	142,449
Government National Mortgage Association (GNMA)	7.000%	6/15/23-5/15/32	178,628	207,754
Government National Mortgage Association (GNMA)	6.500%	10/15/23-10/20/37	30,242,139	35,337,004

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	7

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	6.000%	3/15/26-8/15/35	$12,266,889	$13,726,293
Government National Mortgage Association (GNMA)	5.500%	1/15/33	93,015	102,985
Government National Mortgage Association (GNMA)	4.500%	3/15/40-4/20/41	26,896,755	28,376,959
Government National Mortgage Association (GNMA)	5.000%	7/20/40-11/20/40	13,901,715	15,108,701
Government National Mortgage Association (GNMA)	4.000%	7/20/41	22,500,000	22,854,928	(b)
Government National Mortgage Association (GNMA)	4.500%	7/20/41	119,000,000	125,354,483	(b)
Government National Mortgage Association (GNMA)	5.000%	7/20/41	20,500,000	22,232,885	(b)
Government National Mortgage Association (GNMA)	5.500%	7/20/41	900,000	989,156	(b)
Government National Mortgage Association (GNMA)	6.000%	7/20/41	7,100,000	7,869,967	(b)
Total GNMA				272,374,434
Total Mortgage-Backed Securities (Cost — $727,900,457)				744,335,497
Asset-Backed Securities — 2.0%
AESOP Funding II LLC, 2010-3A A	4.640%	5/20/16	1,530,000	1,646,051	(d)
AESOP Funding II LLC, 2010-5A A	3.150%	3/20/17	2,030,000	2,051,943	(d)
Amortizing Residential Collateral Trust, 2002-BC1M A	0.466%	1/1/32	1,380,343	900,350	(a)(c)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.221%	7/25/32	1,890,121	1,498,868	(a)
Asset-Backed Funding Certificates, 2002-SB1 AII1	0.616%	12/25/30	897,857	829,083	(a)
Bayview Financial Acquisition Trust, 2005-B M1	0.636%	4/28/39	610,000	463,845	(a)
Brazos Student Loan Finance Corp., 2009-1 AS	2.774%	12/27/39	5,900,000	6,086,468	(a)
CDC Mortgage Capital Trust, 2002-HE1 A	0.806%	1/25/33	339,582	256,003	(a)
CIT Group Home Equity Loan Trust, 2002-1 AV	0.476%	3/25/33	116,699	113,122	(a)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.806%	9/25/33	446,009	377,164	(a)
Education Funding Capital Trust, 2004-1 A5	1.716%	6/15/43	4,800,000	4,488,000	(a)
Equity One ABS Inc., 2003-3 AF4	4.995%	12/25/33	4,068,582	4,016,069
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/27	209,052	20,194	(a)
Greenpoint Manufactured Housing, 2000-6 A3	2.195%	11/22/31	1,875,000	1,550,002	(a)
Greenpoint Manufactured Housing, 2001-2 IA2	3.690%	2/20/32	1,825,000	1,482,722	(a)

See Notes to Financial Statements.

8	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Greenpoint Manufactured Housing, 2001-2 IIA2	3.689%	3/13/32	$2,475,000	$1,946,643	(a)
GSAMP Trust, 2006-S4 A1	0.276%	5/25/36	1,443,978	147,783	(a)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	4,060,000	4,452,136	(d)
Long Beach Mortgage Loan Trust, 2000-1 AV1	0.706%	1/21/31	123,198	90,214	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.346%	10/25/36	2,942,943	942,889	(a)
Provident Bank Home Equity Loan Trust, 1999-3 A3	0.966%	1/25/31	494,097	256,709	(a)
RAAC Series, 2007-SP3 A1	1.386%	9/25/47	540,906	441,919	(a)
Residential Asset Mortgage Products Inc., 2003-RS2 AII	0.866%	3/25/33	114,297	81,051	(a)
Residential Asset Securities Corp., 2001-KS2 AII	0.646%	6/25/31	202,353	148,557	(a)
Residential Asset Securities Corp., 2001-KS3 AII	0.646%	9/25/31	81,989	63,935	(a)
SACO I Trust, 2005-10 1A	0.446%	6/25/36	2,048,997	1,303,211	(a)
SACO I Trust, 2005-8 A1	0.746%	11/25/35	553,217	417,357	(a)
SLM Student Loan Trust, 2006-5 A5	0.384%	1/25/27	6,030,000	5,714,835	(a)
SLM Student Loan Trust, 2011-A A3	2.687%	1/15/43	3,125,000	3,141,343	(a)(d)
Structured Asset Securities Corp., 2004-6XS A5B	5.550%	3/25/34	2,016,118	1,924,018
Total Asset-Backed Securities (Cost — $49,956,127)				46,852,484
Collateralized Mortgage Obligations — 18.2%
American Home Mortgage Assets, 2006-4 1A12	0.396%	10/25/46	685,768	370,284	(a)
Banc of America Commercial Mortgage Inc., 2005-5 A4	5.115%	10/10/45	10,000	10,855	(a)
Banc of America Commercial Mortgage Inc., 2006-3 A4	5.889%	7/10/44	15,400,000	16,933,772	(a)
Banc of America Commercial Mortgage Inc., 2007-5 A3	5.620%	2/10/51	3,710,000	3,935,837
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	5.385%	11/25/34	9,771,275	9,482,162	(a)
Bear Stearns Mortgage Funding Trust, 2007-AR5 1A1A	0.356%	11/25/36	6,140,719	3,802,266	(a)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.586%	5/25/35	1,143,317	1,080,804	(a)(d)
Commercial Mortgage Asset Trust, 1999-C1 A3	6.640%	1/17/32	63,101	63,116
Countrywide Alternative Loan Trust, 2005-17 1A1	0.446%	6/25/35	6,706,809	4,418,319	(a)
Countrywide Alternative Loan Trust, 2005-56 3A1	0.476%	11/25/35	621,240	322,479	(a)
Countrywide Alternative Loan Trust, 2006-0A2 A1	0.396%	5/20/46	1,016,511	541,287	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2005-3 1A2	0.476%	4/25/35	7,709,315	4,876,412	(a)
Countrywide Home Loans, 2005-09 2A1	0.406%	5/25/35	4,420,310	2,578,331	(a)
Countrywide Home Loans, 2005-R3 AF	0.586%	9/25/35	1,249,297	1,114,749	(a)(d)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.486%	5/25/35	7,544,674	5,160,248	(a)
Credit Suisse Mortgage Capital Certificates, 2006-C1 A4	5.609%	2/15/39	4,180,000	4,553,138	(a)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.636%	6/25/34	1,156,953	975,708	(a)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR6 2A1A	0.476%	10/19/45	2,578,546	1,773,305	(a)

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	9

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 3738 BP	4.000%	12/15/38	$9,898,259	$9,844,808
Federal Home Loan Mortgage Corp. (FHLMC), 3754 MB	4.000%	1/15/39	13,800,000	13,726,278
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	7,576,931	8,278,185
Federal Home Loan Mortgage Corp. (FHLMC), 3871 JB	5.500%	6/15/41	4,900,000	5,313,626	(c)
Federal Home Loan Mortgage Corp. (FHLMC), K007 X1, IO	1.413%	4/25/20	18,304,237	1,368,573	(a)
Federal Home Loan Mortgage Corp. (FHLMC), K008 X1, IO	1.842%	6/25/20	22,760,100	2,277,410	(a)
Federal National Mortgage Association (FNMA), 2010-118 YB, IO	6.314%	10/25/40	6,136,417	961,448	(a)
Federal National Mortgage Association (FNMA), 2010-123 PM	4.000%	7/25/40	6,500,000	6,258,028
Federal National Mortgage Association (FNMA), 2010-134 DJ	2.250%	3/25/39	6,707,412	6,613,648
Federal National Mortgage Association (FNMA), 2011-63 SW, IO	6.482%	7/25/41	8,300,000	1,328,000	(a)(c)
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	2,140,077	394,868
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	1,066,056	200,714	(a)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	958,902	172,445	(a)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	881,153	192,000
Federal National Mortgage Association (FNMA), 407 C10, IO	5.000%	1/25/38	3,217,518	682,124
FFCA Secured Lending Corp., 1999-1A IO	0.860%	11/18/11	255,496	1,453	(a)(d)(e)
FHLMC Multi-Family Structured Pass-Through Certificates, K006 AX1, IO	1.230%	1/25/20	18,368,275	1,209,354	(a)
FHLMC Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.415%	6/25/46	13,630,000	1,229,426	(a)
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.556%	2/25/37	3,153,866	1,778,686	(a)
GE Capital Commercial Mortgage Corp., 2007-C1 A4	5.543%	12/10/49	1,330,000	1,419,590
Government National Mortgage Association (GNMA), 2005-13 SD, IO	6.614%	2/20/35	1,651,195	285,044	(a)
Government National Mortgage Association (GNMA), 2005-81 SD, IO, PAC	6.114%	12/20/34	2,949,625	396,705	(a)
Government National Mortgage Association (GNMA), 2005-82 NS, IO	6.114%	7/20/34	1,783,541	279,310	(a)
Government National Mortgage Association (GNMA), 2006-47 SA, IO	6.615%	8/16/36	5,090,407	940,784	(a)
Government National Mortgage Association (GNMA), 2008-60 SH, IO	5.965%	7/16/38	1,592,627	210,176	(a)
Government National Mortgage Association (GNMA), 2009-10 ST, IO	6.265%	3/16/34	1,779,593	231,844	(a)

See Notes to Financial Statements.

10	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2009-106 PD	4.500%	4/20/38	$3,000,000	$3,159,128
Government National Mortgage Association (GNMA), 2009-35 SP, IO, PAC	6.215%	5/16/37	3,941,621	565,141	(a)
Government National Mortgage Association (GNMA), 2009-61 SA, IO	6.514%	8/20/39	6,986,728	1,165,017	(a)
Government National Mortgage Association (GNMA), 2009-61 WQ, IO	6.065%	11/16/35	4,663,436	713,655	(a)
Government National Mortgage Association (GNMA), 2009-68 SL, IO	6.565%	4/16/39	2,099,174	330,853	(a)
Government National Mortgage Association (GNMA), 2009-87 KI, IO	6.114%	9/20/35	1,989,427	267,997	(a)
Government National Mortgage Association (GNMA), 2009-87 SI, IO	6.564%	2/20/35	2,285,590	377,101	(a)
Government National Mortgage Association (GNMA), 2009-87 TS, IO	5.914%	7/20/35	4,120,151	620,149	(a)
Government National Mortgage Association (GNMA), 2010-101 NI, IO	5.000%	11/20/36	5,747,855	926,064
Government National Mortgage Association (GNMA), 2010-113 SM, IO	5.864%	9/20/40	3,308,016	519,223	(a)
Government National Mortgage Association (GNMA), 2010-117 PS, IO	5.814%	10/20/39	11,058,547	1,904,403	(a)
Government National Mortgage Association (GNMA), 2010-120 SG	5.214%	9/20/40	2,192,285	330,708	(a)
Government National Mortgage Association (GNMA), 2010-14 SA, IO	7.814%	12/20/32	2,131,511	339,196	(a)
Government National Mortgage Association (GNMA), 2010-14 SC, IO	4.609%	8/20/35	3,939,720	520,362	(a)
Government National Mortgage Association (GNMA), 2010-14 SH, IO	5.815%	2/16/40	2,232,921	362,502	(a)
Government National Mortgage Association (GNMA), 2010-146 GS, IO	5.914%	6/20/39	4,930,358	886,417	(a)
Government National Mortgage Association (GNMA), 2010-151 SA, IO	5.864%	11/20/40	2,693,560	496,673	(a)
Government National Mortgage Association (GNMA), 2010-160 SW, IO	6.364%	10/20/38	3,411,497	609,599	(a)
Government National Mortgage Association (GNMA), 2010-167 US, IO	6.444%	11/20/38	1,687,030	314,820	(a)
Government National Mortgage Association (GNMA), 2010-3 MS, IO	6.364%	11/20/38	2,197,465	397,826	(a)
Government National Mortgage Association (GNMA), 2010-31 GS, IO	6.314%	3/20/39	2,171,470	391,716	(a)

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	11

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-39 SP	6.364%	11/20/38	$724,715	$128,480	(a)
Government National Mortgage Association (GNMA), 2010-42 PC	5.000%	7/20/39	5,000,000	5,346,157
Government National Mortgage Association (GNMA), 2010-47 VS, IO	6.065%	11/16/37	3,287,297	461,714	(a)
Government National Mortgage Association (GNMA), 2010-47 XN, IO	6.365%	4/16/34	3,298,388	312,408	(a)
Government National Mortgage Association (GNMA), 2010-50 QS	6.364%	12/20/38	92,055	16,427	(a)
Government National Mortgage Association (GNMA), 2010-59 LB	4.500%	10/20/39	2,900,000	3,010,688
Government National Mortgage Association (GNMA), 2010-59 PB	4.500%	7/20/39	6,700,000	6,987,920
Government National Mortgage Association (GNMA), 2010-85 HS, IO	6.464%	1/20/40	1,493,717	273,925	(a)
Government National Mortgage Association (GNMA), 2010-86 PB	4.500%	10/20/39	17,505,000	18,359,239
Government National Mortgage Association (GNMA), 2010-87 SK, IO	6.315%	7/16/40	6,137,177	1,026,758	(a)
Government National Mortgage Association (GNMA), 2010-91 SI, IO	6.384%	7/20/40	1,339,491	262,298	(a)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.610%	12/20/60	4,321,410	4,277,764	(a)
Government National Mortgage Association (GNMA), 2011-11 SA	5.814%	1/20/41	95,451	17,014	(a)
Government National Mortgage Association (GNMA), 2011-32 S	5.815%	3/16/41	1,269,033	225,484	(a)
Government National Mortgage Association (GNMA), 2011-4 PS, IO	5.994%	9/20/40	3,025,649	512,863	(a)
Government National Mortgage Association (GNMA), 2011-40 SA, IO	5.945%	2/16/36	8,125,332	1,392,573	(a)
Government National Mortgage Association (GNMA), 2011-70 BS, IO	6.515%	12/16/36	3,483,668	690,024	(a)
Government National Mortgage Association (GNMA), 2011-81 SA, IO	5.205%	6/20/41	5,522,222	848,179	(a)(c)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.690%	3/20/61	4,179,292	4,160,359	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.710%	3/20/61	2,779,297	2,770,612	(a)(c)
Greenpoint Mortgage Funding Trust, 2005-AR1 A2	0.406%	6/25/45	5,065,639	3,348,002	(a)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.446%	10/25/45	969,001	602,658	(a)
Greenwich Capital Commercial Funding Corp., 2006-GG7	6.078%	7/10/38	1,960,000	2,176,072	(a)

See Notes to Financial Statements.

12	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Greenwich Capital Commercial Funding Corp., 2007-GG11 A4	5.736%	12/10/49	$1,800,000	$1,931,490
GS Mortgage Securities Corp. II, 2005-GG4 AABA	4.680%	7/10/39	9,466,691	9,838,671
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.536%	3/25/35	11,365,316	9,652,779	(a)(d)
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	2,684,591	2,740,524
Harborview Mortgage Loan Trust, 2005-9 2A1A	0.526%	6/20/35	727,146	579,715	(a)
Harborview Mortgage Loan Trust, 2007-7 2A1A	1.186%	11/25/47	27,961,498	19,242,991	(a)
Impac Secured Assets Corp., 2006-2 2A1	0.536%	8/25/36	2,111,375	1,878,823	(a)
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 A4	5.794%	2/12/51	4,530,000	4,917,453	(a)
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C4 XA, IO	1.636%	7/15/46	39,600,000	3,317,787	(a)(d)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, STRIPS	0.979%	3/15/36	5,556,744	1,661	(a)(d)(e)
LB-UBS Commercial Mortgage Trust, 2005-C3 AAB	4.664%	7/15/30	10,809,574	11,269,433
LB-UBS Commercial Mortgage Trust, 2005-C5 A4	4.954%	9/15/30	9,730,000	10,513,590
LB-UBS Commercial Mortgage Trust, 2007-C6 A4	5.858%	7/15/40	2,450,000	2,658,117	(a)
Luminent Mortgage Trust, 2007-2 2A1	0.416%	5/25/37	252,386	137,512	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.580%	12/25/34	124,673	98,073	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 22A2	0.396%	6/25/47	22,733,937	15,910,414	(a)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	763,449	766,312	(d)
Merrill Lynch Mortgage Investors Inc., 1998-C1 A3	6.310%	11/15/26	1,814,408	1,983,757	(a)
Merrill Lynch Mortgage Investors Inc., 2005-A3 A1	0.456%	4/25/35	500,511	359,785	(a)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	2.841%	3/25/36	1,421,374	843,159	(a)
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-5 A4	5.378%	8/12/48	150,000	158,363
Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3	6.164%	8/12/49	250,000	273,695	(a)
MLCC Mortgage Investors Inc., 2003-B A1	0.526%	4/25/28	1,514,101	1,367,757	(a)
MLCC Mortgage Investors Inc., 2006-1 1A	2.008%	2/25/36	425,941	344,131	(a)
Morgan Stanley Capital I, 2006-IQ11 A4	5.897%	10/15/42	260,000	287,711	(a)
Morgan Stanley Capital I, 2007-IQ15 A4	6.034%	6/11/49	1,000,000	1,093,327	(a)
Morgan Stanley Capital I, 2007-IQ16 A4	5.809%	12/12/49	19,150,000	21,013,213
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.504%	7/25/35	2,512,681	1,841,013	(a)
NCUA Guaranteed Notes, 2010-C1 A2	2.900%	10/29/20	350,000	349,346
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	14,558,081	14,275,829	(d)
Prime Mortgage Trust, 2006-DR1 1A2	6.000%	5/25/35	6,169,849	6,168,523	(d)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	34,537,683	30,323,947	(d)
Residential Asset Mortgage Products Inc., 2005-SL2 A4	7.500%	2/25/32	2,348,844	2,419,539
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	16,617,319	16,780,135

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	13

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Structured ARM Loan Trust, 2005-19XS 1A1	0.506%	10/25/35	$1,031,365	$677,799	(a)
Structured Asset Securities Corp., 2003-29 1A1	4.750%	9/25/18	9,944,615	10,195,518
Structured Mortgage Asset Residential Trust, 1991-8 E	0.015%	1/25/23	194,000	66	(a)(e)
Wachovia Bank Commercial Mortgage Trust, 2005-C20 A7	5.118%	7/15/42	2,240,000	2,432,462	(a)
WaMu Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	1,578,805	1,616,946
Washington Mutual Inc. Pass-Through Certificates, 2005-AR1 A2A1	0.526%	1/25/45	719,374	569,485	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.456%	12/25/45	12,838,499	10,600,967	(a)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 3A2	2.771%	4/25/36	2,200,000	1,572,131	(a)
Total Collateralized Mortgage Obligations (Cost — $454,379,446)				422,997,716
Corporate Bonds & Notes — 31.8%
Consumer Discretionary — 2.7%
Hotels, Restaurants & Leisure — 0.2%
Marriott International Inc.	5.810%	11/10/15	4,400,000	4,851,968
Media — 1.7%
CBS Corp.	7.625%	1/15/16	2,750,000	3,201,129
Comcast Corp., Notes	6.500%	1/15/15	800,000	915,266
Comcast Corp., Notes	6.450%	3/15/37	345,000	368,996
Comcast Corp., Senior Notes	6.300%	11/15/17	3,120,000	3,616,479
Comcast Corp., Senior Notes	6.500%	1/15/17	1,500,000	1,748,262
Comcast Corp., Senior Notes	5.650%	6/15/35	3,330,000	3,261,855
Comcast Corp., Senior Notes	6.950%	8/15/37	290,000	327,373
Comcast Corp., Senior Notes	6.400%	3/1/40	1,340,000	1,434,100
News America Inc., Senior Notes	6.650%	11/15/37	700,000	750,189
Reed Elsevier Capital Inc., Notes	8.625%	1/15/19	4,040,000	5,135,826
Time Warner Cable Inc., Senior Notes	6.200%	7/1/13	5,590,000	6,131,721
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	760,000	968,400
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	1,940,000	2,419,570
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	1,420,000	1,553,358
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	3,720,000	3,671,510
Time Warner Inc., Senior Notes	4.750%	3/29/21	2,880,000	2,929,686
Time Warner Inc., Senior Notes	6.250%	3/29/41	300,000	311,633
Total Media				38,745,353
Multiline Retail — 0.2%
Target Corp.	4.000%	6/15/13	4,445,000	4,725,537

See Notes to Financial Statements.

14	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Specialty Retail — 0.6%
Autozone Inc.	6.950%	6/15/16	$5,620,000	$6,515,648
Home Depot Inc.	5.250%	12/16/13	2,740,000	2,994,097
Home Depot Inc.	5.400%	3/1/16	4,250,000	4,749,010
Total Specialty Retail				14,258,755
Total Consumer Discretionary				62,581,613
Consumer Staples — 1.9%
Beverages — 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	4,720,000	5,199,543
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	1,960,000	2,105,385
Diageo Finance BV	3.250%	1/15/15	4,310,000	4,504,911
Total Beverages				11,809,839
Food & Staples Retailing — 0.5%
CVS Corp., Pass-through Certificates	6.117%	1/10/13	2,672,029	2,812,311	(d)
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	9,124,111	9,683,510
Total Food & Staples Retailing				12,495,821
Food Products — 0.3%
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	6,610,000	7,226,039
Tobacco — 0.6%
Altria Group Inc., Senior Notes	9.250%	8/6/19	3,180,000	4,146,548
Altria Group Inc., Senior Notes	4.750%	5/5/21	4,350,000	4,347,020
Reynolds American Inc., Senior Notes	7.250%	6/1/12	3,915,000	4,135,395
Total Tobacco				12,628,963
Total Consumer Staples				44,160,662
Energy — 3.3%
Energy Equipment & Services — 0.1%
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	2,950,000	2,856,919
Oil, Gas & Consumable Fuels — 3.2%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	433,000	487,379
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	10,580,000	12,128,214
Apache Corp., Senior Notes	5.100%	9/1/40	3,750,000	3,601,942
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	6,060,000	6,221,772
Conoco Funding Co.	7.250%	10/15/31	350,000	431,344
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	2,350,000	2,854,244
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,350,000	4,235,318
Gazprom, Loan Participation Notes	6.212%	11/22/16	850,000	918,000	(d)
Hess Corp., Notes	7.875%	10/1/29	1,760,000	2,209,868
Hess Corp., Notes	7.300%	8/15/31	1,915,000	2,289,344
Kinder Morgan Energy Partners LP, Senior Notes	7.125%	3/15/12	2,800,000	2,922,814

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	15

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Energy Partners LP, Senior Notes	5.000%	12/15/13	$3,180,000	$3,448,271
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	13,199,000	13,912,063
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	2,720,000	3,028,228
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	2,428,000	2,590,081
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	2,800,000	2,875,065
Shell International Finance BV, Senior Notes	4.375%	3/25/20	3,670,000	3,856,363
Williams Cos. Inc., Debentures	7.500%	1/15/31	4,178,000	4,778,170
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,499,000	1,906,010
Total Oil, Gas & Consumable Fuels				74,694,490
Total Energy				77,551,409
Financials — 15.8%
Capital Markets — 2.6%
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	670,000	536,000	(a)(f)
Goldman Sachs Group Inc.	5.625%	1/15/17	8,585,000	9,088,407
Goldman Sachs Group Inc., Senior Notes	5.300%	2/14/12	200,000	205,165
Goldman Sachs Group Inc., Senior Notes	3.625%	8/1/12	1,110,000	1,142,417
Goldman Sachs Group Inc., Senior Notes	5.450%	11/1/12	1,760,000	1,860,104
Goldman Sachs Group Inc., Senior Notes	4.750%	7/15/13	190,000	200,570
Goldman Sachs Group Inc., Senior Notes	5.250%	10/15/13	1,600,000	1,716,702
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	10,060,000	10,388,409
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,990,000	6,038,944
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	2,960,000	732,600	(d)(e)(g)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	20,280,000	5,019,300	(d)(e)(g)
Kaupthing Bank HF, Subordinated Notes	7.125%	5/19/16	30,520,000	0	(c)(d)(e)(g)‡
Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes	5.857%	5/31/12	1,300,000	130	(a)(f)(g)
Lehman Brothers Holdings Inc., Medium-Term Notes	6.750%	12/28/17	29,990,000	14,995	(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	11,920,000	5,960	(g)
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	3,010,000	2,822,170
Morgan Stanley, Medium-Term Notes	0.726%	10/18/16	3,490,000	3,212,845	(a)
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,270,000	2,297,674
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	2,290,000	2,387,064
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	3,940,000	4,178,248
UBS AG, Senior Notes	2.250%	1/28/14	2,810,000	2,839,381
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	3,370,000	3,517,636
UBS AG Stamford CT, Senior Notes	4.875%	8/4/20	1,210,000	1,223,851
Total Capital Markets				59,428,572

See Notes to Financial Statements.

16	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Banks — 4.8%
BAC Capital Trust XIV, Junior Subordinated Notes	5.630%	3/15/12	$400,000	$297,500	(a)(f)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	2,350,000	2,475,991	(d)
Bank One Corp., Subordinated Notes	5.900%	11/15/11	950,000	968,138
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,750,000	5,029,257	(d)
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	5,820,000	5,755,578
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	3,850,000	4,044,968	(d)
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	1,290,000	1,342,387	(d)
Credit Agricole SA, Senior Notes	2.625%	1/21/14	2,270,000	2,271,927	(d)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	8,670,000	9,060,150	(a)(d)(f)
Glitnir Banki HF, Notes	6.330%	7/28/11	6,080,000	1,687,200	(d)(e)(g)
Glitnir Banki HF, Notes	6.375%	9/25/12	8,920,000	2,475,300	(d)(e)(g)
Glitnir Banki HF, Subordinated Bonds	7.451%	9/14/16	1,600,000	0	(c)(d)(e)(f)(g)‡
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	11,830,000	0	(c)(d)(e)(g)‡
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	3,105,000	2,685,825	(a)(d)(f)
HBOS Treasury Services PLC	5.250%	2/21/17	2,500,000	2,673,172	(d)
HSBC Capital Funding LP, Subordinated Notes	4.610%	6/27/13	1,410,000	1,362,771	(a)(d)(f)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	600,000	584,531	(d)
Landsbanki Islands HF, Senior Notes	6.100%	8/25/11	17,170,000	1,201,900	(d)(e)(g)
Lloyds TSB Bank PLC, Notes	5.800%	1/13/20	800,000	801,158	(d)
Lloyds TSB Bank PLC, Senior Notes	6.375%	1/21/21	2,320,000	2,415,248
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	5,230,000	5,022,740	(d)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	6,053,000	7,723,628	(a)(d)(f)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	11,810,000	11,828,719	(a)(d)(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/29/17	3,300,000	2,565,750	(a)(f)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	4,800,000	4,930,378
Royal Bank of Scotland PLC, Senior Notes	3.950%	9/21/15	3,850,000	3,868,076
Santander US Debt SA Unipersonal, Senior Notes	3.724%	1/20/15	5,800,000	5,614,197	(d)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	4,610,000	4,716,154	(d)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	200,000	202,642	(d)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/8/11	4,610,000	4,218,150	(a)(f)
Wachovia Corp., Senior Notes	5.750%	6/15/17	9,600,000	10,673,856
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	2,120,000	2,177,959
Wells Fargo Capital X, Capital Securities	5.950%	12/1/86	1,640,000	1,604,371
Total Commercial Banks				112,279,621

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	17

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Consumer Finance — 0.9%
American Express Co., Subordinated Debentures	6.800%	9/1/66	$1,350,000	$1,387,125	(a)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	2,740,000	2,990,220
Capital One Financial Corp.	6.150%	9/1/16	2,770,000	3,055,919
HSBC Finance Corp.	7.000%	5/15/12	550,000	579,275
HSBC Finance Corp., Senior Subordinated Notes	6.676%	1/15/21	2,810,000	2,883,097	(d)
HSBC Finance Corp., Subordinated Notes	6.375%	11/27/12	440,000	470,722
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	11,125,000	9,342,352
Springleaf Finance Corp., Senior Notes	6.900%	12/15/17	560,000	513,800
Total Consumer Finance				21,222,510
Diversified Financial Services — 5.8%
Air 2 US, Notes	8.027%	10/1/19	5,389,753	5,389,753	(d)
Bank of America Corp., Senior Notes	5.000%	5/13/21	3,020,000	2,983,301
Citigroup Inc., Senior Notes	6.000%	12/13/13	8,800,000	9,568,055
Citigroup Inc., Senior Notes	6.375%	8/12/14	2,170,000	2,399,423
Citigroup Inc., Senior Notes	5.500%	10/15/14	860,000	935,235
Citigroup Inc., Senior Notes	6.010%	1/15/15	6,760,000	7,438,961
Citigroup Inc., Senior Notes	5.875%	5/29/37	9,500,000	9,419,450
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	2,000,000	1,922,106
General Electric Capital Corp., Senior Notes	2.125%	12/21/12	21,370,000	21,879,354
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	4,520,000	4,468,196
General Electric Capital Corp., Senior Notes	4.625%	1/7/21	4,960,000	4,989,195
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	600,000	679,210
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	15,440,000	15,826,000	(a)
ILFC E-Capital Trust I	5.740%	12/21/65	10,600,000	8,651,614	(a)(d)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	4,160,000	3,536,000	(a)(d)
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	1,260,000	1,335,600	(d)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	4,530,000	4,824,450	(d)
JP Morgan and Co. Inc.	4.854%	2/15/12	2,000,000	2,030,780	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	1,980,000	1,937,103
JPMorgan Chase & Co., Subordinated Notes	5.750%	1/2/13	3,770,000	4,018,605
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	3,355,000	3,749,162
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	3,600,000	3,946,882	(d)
MUFG Capital Finance 1 Ltd., Preferred Securities	6.346%	7/25/16	981,000	996,972	(a)(f)
Patrons’ Legacy	5.775%	12/23/63	5,652,980	5,448,342	(d)
PHH Corp.	7.125%	3/1/13	3,410,000	3,546,400
TNK-BP Finance SA, Senior Notes	6.625%	3/20/17	1,360,000	1,473,696	(d)
Total Diversified Financial Services				133,393,845

See Notes to Financial Statements.

18	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Insurance — 0.8%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/87	$8,390,000	$7,634,900
American International Group Inc., Senior Notes	3.750%	11/30/13	1,600,000	1,637,070	(d)
ASIF Global Financing XIX	4.900%	1/17/13	1,210,000	1,258,400	(d)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/66	5,560,000	5,421,000
Teachers Insurance & Annuity Association of America — College Retirement Equity Fund, Notes	6.850%	12/16/39	2,710,000	3,083,674	(d)
Total Insurance				19,035,044
Real Estate Investment Trusts (REITs) — 0.2%
Health Care Property Investors Inc.	6.450%	6/25/12	3,550,000	3,725,966
Thrifts & Mortgage Finance — 0.7%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	15,900,000	16,755,802
Total Financials				365,841,360
Health Care — 1.1%
Health Care Equipment & Supplies — 0.1%
Medtronic Inc., Senior Notes	4.450%	3/15/20	2,500,000	2,613,745
Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	5.625%	9/15/12	3,520,000	3,701,481
AmerisourceBergen Corp.	5.875%	9/15/15	3,050,000	3,463,857
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,580,000	1,545,801
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	600,000	605,534
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,750,000	1,731,142
WellPoint Inc., Notes	5.875%	6/15/17	900,000	1,028,986
WellPoint Inc., Notes	7.000%	2/15/19	2,780,000	3,320,471
Total Health Care Providers & Services				15,397,272
Pharmaceuticals — 0.3%
Pfizer Inc., Senior Notes	7.200%	3/15/39	2,310,000	2,900,140
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	1,580,000	1,820,415	(d)
Wyeth, Notes	5.950%	4/1/37	2,050,000	2,199,939
Total Pharmaceuticals				6,920,494
Total Health Care				24,931,511
Industrials — 2.7%
Aerospace & Defense — 0.3%
Boeing Co., Senior Notes	4.875%	2/15/20	5,060,000	5,476,089
Raytheon Co., Senior Notes	3.125%	10/15/20	1,250,000	1,173,486
Total Aerospace & Defense				6,649,575
Air Freight & Logistics — 0.2%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	4,150,000	3,941,243

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	19

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Airlines — 1.5%
Continental Airlines Inc.	6.820%	5/1/18	$548,237	$561,942
Continental Airlines Inc., Pass-Through Certificates	6.900%	1/2/18	2,110,307	2,234,182
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	2,285,397	2,402,410
Continental Airlines Inc., Pass-Through Certificates	6.703%	12/15/22	2,543,310	2,651,401
Delta Air Lines Inc., Pass-Through Certificates	7.111%	3/18/13	13,450,000	13,600,640
Northwest Airlines Corp., Pass-Through Certificates	7.575%	9/1/20	4,053,700	4,355,093	(c)
Southwest Airlines Co., Notes	5.125%	3/1/17	2,640,000	2,828,108
US Airways Pass-Through Trust	6.850%	1/30/18	6,896,867	6,776,240	(c)
Total Airlines				35,410,016
Building Products — 0.3%
Masco Corp.	7.125%	8/15/13	3,320,000	3,561,540
Masco Corp.	6.125%	10/3/16	4,120,000	4,232,258
Total Building Products				7,793,798
Commercial Services & Supplies — 0.3%
Waste Management Inc.	5.000%	3/15/14	3,440,000	3,741,124
Waste Management Inc., Senior Notes	6.375%	11/15/12	2,530,000	2,709,002
Total Commercial Services & Supplies				6,450,126
Machinery — 0.1%
Caterpillar Inc., Senior Notes	3.900%	5/27/21	2,010,000	2,010,263
Total Industrials				62,255,021
Information Technology — 0.3%
Communications Equipment — 0.3%
Motorola Solutions Inc.	8.000%	11/1/11	5,600,000	5,723,922
Materials — 1.0%
Chemicals — 0.0%
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	680,000	718,933
Metals & Mining — 1.0%
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	4,330,000	4,309,917	(d)
Corporacion Nacional del Cobre, Senior Notes	4.750%	10/15/14	1,750,000	1,876,152	(d)
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	2,350,000	2,354,580
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	7,510,000	7,187,123
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	1,150,000	1,142,307
Vale Overseas Ltd., Notes	8.250%	1/17/34	775,000	948,121
Vale Overseas Ltd., Notes	6.875%	11/21/36	5,199,000	5,645,001
Total Metals & Mining				23,463,201
Total Materials				24,182,134

See Notes to Financial Statements.

20	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Telecommunication Services — 2.0%
Diversified Telecommunication Services — 1.8%
AT&T Inc., Global Notes	6.550%	2/15/39	$2,160,000	$2,369,153
BellSouth Corp.	5.200%	9/15/14	4,270,000	4,704,251
CenturyTel Inc.	6.000%	4/1/17	4,120,000	4,298,491
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	4,640,000	5,247,543
SBC Communications Inc., Notes	5.100%	9/15/14	4,960,000	5,450,752
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,430,000	1,417,513
Verizon Communications Inc., Senior Notes	6.100%	4/15/18	4,428,000	5,074,253
Verizon Communications Inc., Senior Notes	8.750%	11/1/18	5,270,000	6,856,823
Verizon Communications Inc., Senior Notes	4.600%	4/1/21	4,070,000	4,199,402
Verizon Communications Inc., Senior Notes	6.000%	4/1/41	2,130,000	2,224,242
Verizon Global Funding Corp., Notes	7.375%	9/1/12	5,000	5,377
Total Diversified Telecommunication Services				41,847,800
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,710,000	3,041,024
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	1,950,000	2,034,238
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	45,000	48,712
Total Wireless Telecommunication Services				5,123,974
Total Telecommunication Services				46,971,774
Utilities — 1.0%
Electric Utilities — 0.6%
Exelon Corp., Bonds	5.625%	6/15/35	155,000	147,300
FirstEnergy Corp., Notes	6.450%	11/15/11	13,000	13,243
FirstEnergy Corp., Notes	7.375%	11/15/31	7,140,000	8,129,840
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	5,650,000	5,803,149
Total Electric Utilities				14,093,532
Gas Utilities — 0.3%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	5,390,000	6,753,805
Multi-Utilities — 0.1%
Dominion Resources Inc., Senior Notes	5.700%	9/17/12	2,050,000	2,167,012
Total Utilities				23,014,349
Total Corporate Bonds & Notes (Cost — $826,164,140)				737,213,755
Municipal Bonds — 2.0%
Alabama — 0.0%
Birmingham, AL, Commercial Development Authority Revenue, Civic Center Improvements Project	5.500%	4/1/41	210,000	212,558

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	21

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	$3,760,000	$4,168,863
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport	5.000%	5/15/35	480,000	477,984
Los Angeles, CA, Department of Airports Revenue	5.250%	5/15/39	370,000	378,340
Los Angeles, CA, Department of Water & Power Revenue, Build America Bonds	6.574%	7/1/45	1,740,000	1,950,505
San Mateo County, CA, Community College District, GO	5.000%	9/1/38	160,000	160,638
Total California				7,136,330
Georgia — 0.2%
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue	5.000%	7/1/39	300,000	297,318
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	1,260,000	1,187,877
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	2,250,000	2,156,985
Total Georgia				3,642,180
Illinois — 0.2%
Chicago, IL, O’Hare International Airport Revenue	5.625%	1/1/35	330,000	337,418
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	670,000	685,397
Illinois State, GO	5.665%	3/1/18	2,190,000	2,271,731
Illinois State, GO	5.877%	3/1/19	2,270,000	2,333,265
Total Illinois				5,627,811
Nevada — 0.0%
Clark County, NV, Passenger Facility Charge Revenue, Las Vegas Macarran International Airport	5.250%	7/1/39	390,000	384,926
New York — 0.1%
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	1,370,000	1,356,903
Ohio — 0.3%
Student Loan Funding Corp., Cincinnati Ohio Student Loan Revenue	0.228%	9/1/47	6,800,000	6,290,000	(a)(c)(h)
Pennsylvania — 0.8%
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.164%	5/1/46	13,350,000	12,148,500	(a)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.196%	5/1/46	6,700,000	6,097,000	(a)
Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue	0.164%	6/1/47	400,000	367,200	(a)
Total Pennsylvania				18,612,700

See Notes to Financial Statements.

22	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — 0.1%
Brazos Higher Education Authority Inc., Student Loan Revenue Note	1.686%	6/25/42	$3,000,000	$2,550,000	(a)
Total Municipal Bonds (Cost — $44,518,271)				45,813,408
Sovereign Bonds — 0.8%
Mexico — 0.0%
United Mexican States, Medium-Term Notes	5.625%	1/15/17	160,000	181,840
United Mexican States, Medium-Term Notes	7.500%	4/8/33	302,000	382,030
Total Mexico				563,870
Russia — 0.8%
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	2,430,000	2,581,875	(d)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	12,342,685	14,548,940	(d)
Total Russia				17,130,815
Total Sovereign Bonds (Cost — $15,902,036)				17,694,685
U.S. Government & Agency Obligations — 13.0%
U.S. Government Agencies — 4.5%
Federal Home Loan Bank (FHLB), Bonds	0.350%	7/20/12	21,000,000	20,976,228
Federal Home Loan Mortgage Corp. (FHLMC)	5.625%	11/23/35	12,290,000	12,935,434
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	3,315,000	4,187,326
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	27,330,000	19,131,820
Federal National Mortgage Association (FNMA), Senior Notes	5.625%	7/15/37	3,135,000	3,531,979
Federal National Mortgage Association (FNMA), Subordinated Notes	5.250%	8/1/12	2,610,000	2,745,665
Financing Corp. (FICO) Strip	0.000%	4/5/19	1,150,000	899,886
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	5,910,000	4,730,624
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	1,670,000	1,389,101
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,280,000	5,158,945
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	10,100,000	8,196,150
Financing Corp. (FICO) Strip, Debentures	0.000%	3/7/19	4,920,000	3,866,348
Financing Corp. (FICO) Strip, Debentures	0.000%	6/6/19	820,000	635,711
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	5,060,000	4,176,564
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	5,990,000	4,860,885
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	310,000	236,091
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,183,623
Tennessee Valley Authority, Notes	5.250%	9/15/39	3,550,000	3,758,775
Total U.S. Government Agencies				104,601,155

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	23

Western Asset Core Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — 8.5%
U.S. Treasury Bonds	4.375%	11/15/39	$1,710,000	$1,710,802
U.S. Treasury Bonds	4.750%	2/15/41	22,010,000	23,395,948
U.S. Treasury Bonds	4.375%	5/15/41	36,381,000	36,324,246
U.S. Treasury Notes	0.500%	5/31/13	420,000	420,443
U.S. Treasury Notes	1.250%	2/15/14	2,570,000	2,607,748
U.S. Treasury Notes	1.250%	4/15/14	590,000	598,296
U.S. Treasury Notes	1.000%	5/15/14	350,000	352,324
U.S. Treasury Notes	1.750%	5/31/16	63,480,000	63,579,029
U.S. Treasury Notes	1.500%	6/30/16	2,890,000	2,854,771
U.S. Treasury Notes	2.625%	4/30/18	53,320,000	53,986,500
U.S. Treasury Notes	2.375%	5/31/18	11,890,000	11,826,864
Total U.S. Government Obligations				197,656,971
Total U.S. Government & Agency Obligations (Cost — $293,195,784)				302,258,126
U.S. Treasury Inflation Protected Securities — 2.7%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	30,860,323	35,470,084	(i)†
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	15,713,462	17,169,408
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	9,721,772	11,085,853
Total U.S. Treasury Inflation Protected Securities (Cost — $55,126,213)				63,725,345

			Shares
Convertible Preferred Stocks — 0.0%
Financials — 0.0%
Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Association (FNMA) (Cost — $4,079,484)	5.375%		44	401,500	*
Preferred Stocks — 0.0%
Financials — 0.0%
Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		5,525	16,299	*(a)
Federal National Mortgage Association (FNMA)	7.000%		26,600	95,760	*(a)
Federal National Mortgage Association (FNMA)	8.250%		98,225	211,184	*(a)
Total Preferred Stocks (Cost — $4,008,870)				323,243

		Expiration Date	Contracts/ Notional Amount
Purchased Options — 0.2%
Eurodollar Mid Curve 1-Year Futures, Put @ $99.00		9/16/11	379	80,538
Interest rate swaption with Banc of America Securities LLC, Call @ 3.50%		11/3/17	13,800,000	414,478

See Notes to Financial Statements.

24	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Bond Portfolio

Security	Rate	Expiration Date	Contracts/ Notional Amount	Value
Purchased Options — continued
Interest rate swaption with Banc of America Securities LLC, Put @ 6.00%		11/3/17	69,100,000	$3,096,751
Interest rate swaption with BNP Paribas, Call @ 0.90%		7/20/11	143,200,000	173,140
U.S. Treasury 10-Year Notes Futures, Call @ $123.50		7/22/11	368	218,500
U.S. Treasury 10-Year Notes Futures, Call @ $124.00		8/26/11	182	127,969
Total Purchased Options (Cost — $3,729,089)				4,111,376
Total Investments Before Short-Term Investments (Cost — $2,478,959,917)				2,385,727,135

		Maturity Date	Face Amount
Short-Term Investments — 12.6%
Supranationals/Sovereigns — 0.9%
Inter-American Development Bank, Discount Notes (Cost — $19,999,467)	0.030%	8/2/11	$20,000,000	19,999,640	(j)
U.S. Government Agencies — 10.1%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	8/9/11	85,000,000	84,986,187	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.050%	10/5/11	45,000,000	44,995,185	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110%	12/15/11	31,000,000	30,987,073	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	1/10/12	3,000,000	2,998,233	(i)(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.130%	2/7/12	70,000,000	69,948,480	(j)†
Total U.S. Government Agencies (Cost — $233,906,577)				233,915,158
U.S. Treasury Bills — 1.5%
U.S. Treasury Bills (Cost — $34,994,123)	0.098%	9/1/11	35,000,000	34,998,985	(j)
Repurchase Agreements — 0.1%
Deutsche Bank Securities Inc. repurchase agreement dated 6/30/11; Proceeds at maturity — $2,486,001; (Fully collateralized by U.S. government agency obligations, 3.500% due 8/17/20; Market value — $2,535,720) (Cost — $2,486,000)	0.010%	7/1/11	2,486,000	2,486,000
Total Short-Term Investments (Cost — $291,386,167)				291,399,783
Total Investments — 115.4% (Cost — $2,770,346,084#)				2,677,126,918
Liabilities in Excess of Other Assets — (15.4)%				(356,935,143)
Total Net Assets — 100.0%				$2,320,191,775

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	25

Western Asset Core Bond Portfolio

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Illiquid security.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	The coupon payment on these securities is currently in default as of June 30, 2011.

(h)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Rate shown represents yield-to-maturity.

†	All or a portion of this security is held by the custodian as collateral for open swap contracts.

‡	Value is less than $1.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
GO	— General Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
Eurodollar Futures, Call	3/19/12	$99.38	209	$129,319
Eurodollar Futures, Call	3/19/12	99.25	146	127,750
Eurodollar Futures, Call	3/19/12	99.50	253	98,038
Eurodollar Futures, Put	3/19/12	99.50	253	98,037
Eurodollar Futures, Put	3/19/12	99.38	209	56,169
Eurodollar Futures, Put	3/19/12	99.25	146	31,025
Eurodollar Mid Curve 1-Year Futures, Put	9/16/11	98.25	379	7,106
U.S. Treasury 10-Year Notes Futures, Call	7/22/11	125.50	123	7,687
U.S. Treasury 10-Year Notes Futures, Call	8/26/11	125.50	123	38,438
U.S. Treasury 10-Year Notes Futures, Put	8/26/11	121.50	123	130,688

See Notes to Financial Statements.

26	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Core Bond Portfolio

Schedule of Written Options
Security	Expiration Date	Strike Rate	Notional Par	Value
Interest rate swaption with Banc of America Securities LLC, Put	11/2/17	9.50%	55,300,000	$742,728
Interest rate swaption with Banc of America Securities LLC, Put	11/3/17	7.25	55,300,000	1,498,039
Interest rate swaption with Barclays Capital Inc., Call	10/3/13	4.86	31,920,000	2,622,870
Interest rate swaption with Barclays Capital Inc., Put	10/3/13	4.86	31,920,000	1,171,322
Interest rate swaption with BNP Paribas, Put	7/20/11	1.00	143,200,000	126,577
Interest rate swaption with Greenwich Capital Markets Inc., Call	10/2/13	4.97	57,220,000	5,047,304
Interest rate swaption with Greenwich Capital Markets Inc., Put	10/2/13	4.97	57,220,000	1,934,705
Interest rate swaption with JPMorgan Securities Inc., Call	10/7/13	4.86	25,300,000	2,078,904
Interest rate swaption with JPMorgan Securities Inc., Put	10/7/13	4.86	25,300,000	928,359
Total Written Options (Premiums received — $16,976,684)				$16,875,065

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	27

Statement of assets and liabilities (unaudited)

June 30, 2011

Assets:
Investments, at value (Cost — $2,770,346,084)	$2,677,126,918
Receivable for securities sold	695,282,536
Interest receivable	15,729,157
Swaps, at value (net premiums paid — $9,349,161)	15,631,868
Receivable for Fund shares sold	3,248,536
Receivable from broker — variation margin on open futures contracts	928,523
Principal paydown receivable	420,311
Deposits with brokers for open futures contracts	250,003
Receivable for open swap contracts	148,817
Prepaid expenses	41,048
Other assets	1,489
Total Assets	3,408,809,206

Liabilities:
Payable for securities purchased	1,045,364,163
Swaps, at value (net premium received — $2,949,959)	17,543,583
Written options, at value (premiums received — $16,976,684)	16,875,065
Payable for Fund shares repurchased	4,185,046
Payable for open swap contracts	2,354,864
Investment management fee payable	859,591
Distributions payable	280,147
Service and/or distribution fees payable	122,400
Directors' fees payable	53,330
Due to custodian	7,484
Accrued expenses	971,758
Total Liabilities	1,088,617,431
Total Net Assets	$2,320,191,775

Net Assets:
Par value (Note 7)	$198,376
Paid-in capital in excess of par value	2,866,527,582
Undistributed net investment income	8,303,656
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(453,780,225)
Net unrealized depreciation on investments, futures contracts, written options and swap contracts	(101,057,614)
Total Net Assets	$2,320,191,775

See Notes to Financial Statements.

28	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2011

Shares Outstanding:
Class IS	13,897,069
Class I	133,426,992
Class FI	51,051,664

Net Asset Value:
Class IS	$11.71
Class I	$11.69
Class FI	$11.70

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	29

Statement of operations (unaudited)

For the Six Months Ended June 30, 2011

Investment Income:
Interest	$45,186,180

Expenses:
Investment management fee (Note 2)	4,854,081
Transfer agent fees (Note 5)	762,715
Service and/or distribution fees (Notes 2 and 5)	615,517
Directors' fees	86,962
Fund accounting fees	67,477
Legal fees	55,382
Custody fees	52,241
Audit and tax	46,786
Shareholder reports (Note 5)	42,310
Insurance	34,773
Registration fees	18,850
Fees recaptured by investment manager (Note 2)	12,305
Total Expenses	6,649,399
Less: Fees forgone and/or expense reimbursements (Notes 2 and 5)	(51,777)
Net Expenses	6,597,622
Net Investment Income	38,588,558

Realized and Unrealized Gain (loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(29,607,185)
Futures contracts	(421,899)
Written options	1,862,480
Swap contracts	(3,124,756)
Net Realized Loss	(31,291,360)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	81,834,029
Futures contracts	2,977,078
Written options	2,126,052
Swap contracts	(916,413)
Change in Net Unrealized Appreciation (Depreciation)	86,020,746
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	54,729,386
Increase in Net Assets from Operations	$93,317,944

See Notes to Financial Statements.

30	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2011 (unaudited) and the Year Ended December 31, 2010	2011	2010

Operations:
Net investment income	$38,588,558	$128,501,282
Net realized loss	(31,291,360)	(49,350,865)
Change in net unrealized appreciation (depreciation)	86,020,746	312,807,315
Increase in Net Assets From Operations	93,317,944	391,957,732

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(39,144,417)	(136,259,504)
Decrease in Net Assets From Distributions to Shareholders	(39,144,417)	(136,259,504)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	597,746,931	706,467,040
Reinvestment of distributions	36,717,663	131,840,806
Cost of shares repurchased	(551,082,832)	(2,527,804,893)
Increase (Decrease) in Net Assets From Fund Share Transactions	83,381,762	(1,689,497,047)
Increase (Decrease) in Net Assets	137,555,289	(1,433,798,819)

Net Assets:
Beginning of period	2,182,636,486	3,616,435,305
End of period*	$2,320,191,775	$2,182,636,486
* Includes undistributed net investment income of:	$8,303,656	$8,859,515

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	31

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2011[2]	2010	2009	2008[3]

Net asset value, beginning of period	$11.43	$10.63	$9.09	$10.11

Income (loss) from operations:
Net investment income[4]	0.20	0.47	0.48	0.15
Net realized and unrealized gain (loss)	0.28	0.82	1.61	(0.87)
Total income (loss) from operations	0.48	1.29	2.09	(0.72)

Less distributions from:
Net investment income	(0.20)	(0.49)	(0.55)	(0.30)
Total distributions	(0.20)	(0.49)	(0.55)	(0.30)

Net asset value, end of period	$11.71	$11.43	$10.63	$9.09
Total return[5]	4.22%	12.25%	23.72%	(7.08)%

Net assets, end of period (000s)	$162,676	$109,098	$247,070	$240,681

Ratios to average net assets:
Gross expenses	0.46%[6]	0.44%	0.44%	0.45%[6]
Net expenses[7]	0.46 [6]	0.44 [8]	0.44	0.45 [6]
Net investment income	3.41 [6]	4.13	5.00	5.20 [6]

Portfolio turnover rate	87%[9]	406%	221%	141%[10]

[1]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to December 31, 2008.

[4]	Per share amounts have been calculated using the average shares method.

[5]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fees forgone and/or expense reimbursements.

[9]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 332% for the six months ended June 30, 2011.

[10]	Not annualized.

See Notes to Financial Statements.

32	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2011[2]		2010	2009	2008[3]		2008[4]	2007[4]	2006[4]

Net asset value, beginning of period	$11.42		$10.62	$9.08	$10.54		$11.37	$11.05	$11.29

Income (loss) from operations:
Net investment income	0.19	[5]	0.46 [5]	0.48 [5]	0.42	[5]	0.58 [5]	0.55 [5]	0.49
Net realized and unrealized gain (loss)	0.28		0.82	1.61	(1.34)		(0.78)	0.34	(0.22)
Total income (loss) from operations	0.47		1.28	2.09	(0.92)		(0.20)	0.89	0.27

Less distributions from:
Net investment income	(0.20)		(0.48)	(0.55)	(0.54)		(0.58)	(0.57)	(0.51)
Net realized gains	—		—	—	—		(0.05)	—	(0.00) [6]
Total distributions	(0.20)		(0.48)	(0.55)	(0.54)		(0.63)	(0.57)	(0.51)

Net asset value, end of period	$11.69		$11.42	$10.62	$9.08		$10.54	$11.37	$11.05
Total return[7]	4.10%		12.20%	23.68%	(8.88)%		(1.88)%	8.23%	2.46%

Net assets, end of period (000s)	$1,560,346		$1,689,352	$2,170,146	$2,558,597		$5,140,277	$4,975,052	$4,243,248

Ratios to average net assets:
Gross expenses	0.52%[8]		0.50%	0.49%	0.47%[8]		0.44%	0.47%	0.45%
Net expenses[9]	0.52	[8]	0.50	0.49	0.47	[8]	0.44	0.47	0.45
Net investment income	3.36	[8]	4.07	5.00	5.60	[8]	5.30	4.90	4.30

Portfolio turnover rate	87%[10]		406%	221%	141%[11]		455%	432%	540%

[1]	In April 2010, Institutional Class shares were renamed Class I shares.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	For the period April 1, 2008 through December 31, 2008.

[4]	For the year ended March 31.

[5]	Per share amounts have been calculated using the average shares method.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 332% for the six months ended June 30, 2011.

[11]	Not annualized.

See Notes to Financial Statements.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	33

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2011[2]		2010	2009	2008[3]		2008[4]	2007[4]	2006[4]

Net asset value, beginning of period	$11.42		$10.62	$9.08	$10.54		$11.37	$11.05	$11.29

Income (loss) from operations:
Net investment income	0.18	[5]	0.43 [5]	0.45 [5]	0.40	[5]	0.56 [5]	0.51 [5]	0.47
Net realized and unrealized gain (loss)	0.28		0.82	1.61	(1.34)		(0.79)	0.35	(0.22)
Total income (loss) from operations	0.46		1.25	2.06	(0.94)		(0.23)	0.86	0.25

Less distributions from:
Net investment income	(0.18)		(0.45)	(0.52)	(0.52)		(0.55)	(0.54)	(0.49)
Net realized gains	—		—	—	—		(0.05)	—	(0.00) [6]
Total distributions	(0.18)		(0.45)	(0.52)	(0.52)		(0.60)	(0.54)	(0.49)

Net asset value, end of period	$11.70		$11.42	$10.62	$9.08		$10.54	$11.37	$11.05
Total return[7]	4.08%		11.91%	23.37%	(9.06)%		(2.12)%	7.95%	2.19%

Net assets, end of period (000s)	$597,170		$384,186	$1,199,219	$1,169,174		$1,627,400	$1,402,721	$360,819

Ratios to average net assets:
Gross expenses	0.77%[8]		0.79%	0.78%	0.77%[8]		0.69%	0.72%	0.70%
Net expenses[9]	0.75	[8,10]	0.75 [10]	0.75 [10]	0.72	[8,10]	0.69	0.72	0.70
Net investment income	3.11	[8]	3.85	4.70	5.30	[8]	5.10	4.60	4.10

Portfolio turnover rate	87%[11]		406%	221%	141%[12]		455%	432%	540%

[1]	In April 2010, Financial Intermediary Class shares were renamed Class FI shares.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	For the period April 1, 2008 through December 31, 2008.

[4]	For the year ended March 31.

[5]	Per share amounts have been calculated using the average shares method.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fees forgone and/or expense reimbursements.

[11]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 332% for the six months ended June 30, 2011.

[12]	Not annualized.

See Notes to Financial Statements.

34	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Portfolio (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the "Corporation"). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund offers three classes of shares: Class IS, Class I and Class FI. Shares in the Class FI bear a distribution fee. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Class FI shares, and transfer agent and shareholder servicing expenses, and certain other expenses, which are determined separately for each class.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the last quoted bid price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 ("ASC Topic 820"). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	35

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Mortgage-backed securities	—	$709,851,098	$34,484,399		$744,335,497
Asset-backed securities	—	45,952,134	900,350		46,852,484
Collateralized mortgage obligations	—	412,737,299	10,260,417		422,997,716
Corporate bonds & notes	—	737,213,755	0	*	737,213,755
Municipal bonds	—	39,523,408	6,290,000		45,813,408
Sovereign bonds	—	17,694,685	—		17,694,685
U.S. government & agency obligations	—	302,258,126	—		302,258,126
U.S. treasury inflation protected securities	—	63,725,345	—		63,725,345
Convertible preferred stocks	—	401,500	—		401,500
Preferred stocks	$227,483	95,760	—		323,243
Purchased options	427,007	3,684,369	—		4,111,376
Total long-term investments	$654,490	$2,333,137,479	$51,935,166		$2,385,727,135
Short-term investments†	—	291,399,783	—		291,399,783
Total investments	$654,490	$2,624,537,262	$51,935,166		$2,677,126,918
Other financial instruments:
Futures contracts	1,814,957	—	—		1,814,957
Credit default swaps on corporate issues — sell protection	—	1,666,726	—		1,666,726
Credit default swaps on corporate issues — buy protection	—	1,050,659	—		1,050,659
Credit default swaps on credit indices — sell protection‡	—	809,743	—		809,743
Credit default swaps on credit indices — buy protection‡	—	11,915,790	—		11,915,790
Total return swaps‡	—	188,950	—		188,950
Total other financial instruments	$1,814,957	$15,631,868	—		$17,446,825
Total	$2,469,447	$2,640,169,130	$51,935,166		$2,694,573,743

36	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$724,257	$16,150,808	—	$16,875,065
Futures contracts	1,444,107	—	—	1,444,107
Interest rate swaps	—	14,171,315	—	14,171,315
Credit default swaps on corporate issues — sell protection‡	—	244,781	—	244,781
Credit default swaps on corporate issues — buy protection	—	156,266	—	156,266
Credit default swaps on credit indices — sell protection‡	—	2,392,163	—	2,392,163
Credit default swaps on credit indices — buy protection‡	—	534,482	—	534,482
Total return swaps‡	—	44,576	—	44,576
Total	$2,168,364	$33,694,391	—	$35,862,755

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

*	Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Mortgage- Backed Securities	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds & Notes		Municipal Bonds	Total

Balance as of December 31, 2010	—	—	—	$5,596,420		—	$5,596,420
Accrued premiums/discounts	$(236)	—	$(52)	(8)		$106	(190)
Realized gain (loss)[1]	—	—	—	(20)		—	(20)
Change in unrealized appreciation
(depreciation)[2]	237	—	(160,889)	(1,030)		(106)	(161,788)
Net purchases (sales)	34,484,398	—	10,421,358	(147,020)		6,290,000	51,048,736
Transfers into Level 3	—	$900,350	—	—		—	900,350
Transfers out of Level 3	—	—	—	(5,448,342)		—	(5,448,342)
Balance as of June 30, 2011	$34,484,399	$900,350	$10,260,417	$0	*	$6,290,000	$51,935,166
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2011[2]	$237	—	$(160,889)	—		$(106)	$(160,758)

*	Value is less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	37

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting

38	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	39

on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Swaptions. The Fund purchases or writes options to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment, the value of which is marked-to-market daily to

40	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers

(k) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2011, the total notional value of all credit default swaps to sell protection is $103,254,393. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2011 see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	41

issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash

42	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(l) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(m) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	43

outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2011, the Fund held credit default swaps, written options, total return swaps and interest rate swaps with credit related contingent features which had a liability position of $34,418,648. If a contingent feature in the Master Agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2011, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $20,661,784, which could be used to reduce the required payment.

(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid

44	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

monthly. Distributions to shareholders of the Fund of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the investment adviser. LMPFA and Western Asset are wholly owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion.

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage commissions) so that total operating expenses are not expected to exceed: 0.50% and 0.75% for Class IS and Class FI shares, respectively. Western Asset also agreed to waive their advisory fee (which is paid by LMPFA, and not the Fund) under the Fee Cap. This arrangement cannot be terminated prior to April 30, 2012 without the Board’s consent.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	45

With respect to Class IS and Class FI shares, the manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the day on which the manager earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the lower of the limit described above or the limit then in effect.

During the six months ended June 30, 2011, fees forgone and/or expenses reimbursed for the Fund amounted to $51,777.

Pursuant to these arrangements, at June 30, 2011, the Fund had remaining fees forgone and/or expense reimbursements subject to recapture by LMPFA and date of expiration as follows:

	Class IS	Class I	Class FI
Expires December 31, 2011	—	—	$468,122
Expires December 31, 2012	—	—	381,799
Expires December 31, 2013	—	—	358,465
Expires December 31, 2014	—	—	51,777
Fees forgone/expense reimbursements subject to recapture			$1,260,163

For the six months ended June 30, 2011, LMPFA recaptured $1,171 and $11,134 for Class IS and FI, respectively.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason serves as the distributor of the Fund’s shares.

3. Investments

During the six months ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$199,505,849	$7,563,059,740
Sales	445,669,531	7,227,634,463

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$95,167,650
Gross unrealized depreciation	(188,386,816)
Net unrealized depreciation	$(93,219,166)

46	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At June 30, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar	182	3/12	$45,275,366	$45,279,325	$3,959
U.S. Treasury Ultra Long-Term Bonds	1,206	9/11	153,701,607	152,257,500	(1,444,107)
					(1,440,148)
Contracts to Sell:
90-Day Eurodollar	182	3/13	44,928,859	44,899,400	29,459
U.S. Treasury 2-Year Notes	245	9/11	53,742,251	53,739,219	3,032
U.S. Treasury 5-Year Notes	1,054	9/11	125,788,638	125,631,860	156,778
U.S. Treasury 10-Year Notes	1,283	9/11	158,328,393	156,946,985	1,381,408
U.S. Treasury 30-Year Bonds	262	9/11	32,474,508	32,234,187	240,321
					1,810,998
Net unrealized gain on open futures contracts					$370,850

During the six months ended June 30, 2011, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Par	Premiums
Written options, outstanding December 31, 2010	339,481,740	$16,826,428
Options written	143,204,190	2,645,541
Options closed	(1,363)	(818,758)
Options exercised	(1,271)	(1,064,794)
Options expired	(1,332)	(611,733)
Written options, outstanding June 30, 2011	482,681,964	$16,976,684

At June 30, 2011, the Fund held TBA securities with a total cost of $310,930,001.

At June 30, 2011, the Fund held the following open swap contracts:

INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund‡	Payments Received By The Fund‡	Upfront Premiums Paid (Received)	Unrealized Depreciation
Banc of America Securities LLC	$4,700,000	3/1/13	5.104% semi-annually	3-Month LIBOR	—	$(354,867)
Banc of America Securities LLC	2,740,000	12/16/13	5.381% semi-annually	3-Month LIBOR	—	(301,056)
Banc of America Securities LLC	4,400,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	(582,499)
Banc of America Securities LLC	2,750,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(440,020)
Banc of America Securities LLC	4,120,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(690,201)
Banc of America Securities LLC	91,600,000	2/15/25	4.295% semi-annually	3-Month LIBOR	—	(6,555,790)
Barclays Capital Inc.	5,600,000	11/1/11	5.439% semi-annually	3-Month LIBOR	—	(96,754)

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	47

INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund‡	Payments Received By The Fund‡	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Capital Inc.	$3,550,000	6/25/12	5.060% semi-annually	3-Month LIBOR	—	$(163,336)
Barclays Capital Inc.	3,520,000	9/15/12	5.189% semi-annually	3-Month LIBOR	—	(202,797)
Credit Suisse First Boston Inc.	3,020,000	8/15/13	5.023% semi-annually	3-Month LIBOR	—	(273,357)
Credit Suisse First Boston Inc.	3,290,000	3/15/14	5.131% semi-annually	3-Month LIBOR	—	(365,989)
Credit Suisse First Boston Inc.	3,050,000	9/15/15	5.160% semi-annually	3-Month LIBOR	—	(436,042)
Credit Suisse First Boston Inc.	2,420,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(403,017)
Deutsche Bank AG	5,620,000	6/15/16	5.183% semi-annually	3-Month LIBOR	—	(857,689)
Deutsche Bank AG	4,120,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(711,330)
JP Morgan Chase & Co.	4,270,000	9/15/14	5.000% semi-annually	3-Month LIBOR	—	(510,478)
Morgan Stanley & Co. Inc.	2,750,000	3/15/12	4.763% semi-annually	3-Month LIBOR	—	(85,937)
Morgan Stanley & Co. Inc.	3,400,000	4/30/16	5.189% semi-annually	3-Month LIBOR	—	(516,145)
RBS Greenwich	4,250,000	3/1/16	5.120% semi-annually	3-Month LIBOR	—	(624,011)
Total	$159,170,000				—	$(14,171,315)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2011[3]	Periodic Payments Received By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG (Ford Motor Credit Co., 7.450%, due 7/16/31)	$1,700,000	3/20/15	2.16%	2.930% quarterly	$46,354	—	$46,354
Deutsche Bank AG (Metlife Inc., 5.000%, due 6/15/15)	5,720,000	6/20/18	1.70%	1.000% quarterly	(244,781)	$(242,342)	(2,439)
RBS Greenwich (Bank of America Corp., 6.250%, due 4/15/12)	25,000,000	6/20/12	0.42%	0.720% quarterly	74,910	—	74,910
RBS Greenwich (Bank of America Corp., 6.250%, due 4/15/12)	9,100,000	9/20/12	0.45%	6.100% quarterly	635,941	—	635,941
RBS Greenwich (Bank of America Corp., 6.250%, due 4/15/12)	9,100,000	9/20/12	0.45%	6.000% quarterly	624,694	—	624,694
RBS Greenwich (Bank of America Corp., 6.250%, due 4/15/12)	10,000,000	9/20/12	0.45%	2.750% quarterly	284,827	—	284,827
Total	$60,620,000				$1,421,945	$(242,342)	$1,664,287

48	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC (Home Depot Inc., 5.875%, due 12/16/36)	$2,740,000	12/20/13	0.635% quarterly	$(21,510)	—	$(21,510)
Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )	4,400,000	12/20/15	0.730% monthly	33,032	—	33,032
Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	4,120,000	12/20/16	1.040% quarterly	371,817	—	371,817
Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )	3,410,000	3/20/13	1.050% monthly	45,997	—	45,997
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	2,750,000	12/20/15	1.130% quarterly	(44,766)	—	(44,766)
Barclays Capital Inc. (AmerisourceBergen Corp., 5.625%, due 9/15/12)	3,520,000	9/20/12	0.500% quarterly	(14,444)	—	(14,444)
Barclays Capital Inc. (Health Care Property Investments Inc., 6.450%, due 6/25/12)	3,550,000	6/20/12	0.630% quarterly	(10,386)	—	(10,386)
Barclays Capital Inc. (Motorola Inc., 6.500%, due 9/1/25)	5,600,000	12/20/11	0.320% quarterly	(5,074)	—	(5,074)
Credit Suisse First Boston Inc. (AmerisourceBergen Corp., 5.875%, due 9/15/15)	3,050,000	9/20/15	0.900% quarterly	(33,635)	—	(33,635)
Credit Suisse First Boston Inc. (Masco Corp., 5.875%, due 7/15/12)	3,320,000	9/20/13	0.750% quarterly	41,273	—	41,273
Credit Suisse First Boston Inc. (Southwest Airlines Co., 5.250%, due 10/1/14)	2,420,000	3/20/17	0.690% quarterly	94,039	—	94,039
Credit Suisse First Boston Inc. (Waste Management Inc., 5.000%, due 3/15/14)	3,290,000	3/20/14	0.490% quarterly	9,597	—	9,597
Deutsche Bank AG (Autozone Inc., 6.950%, due 6/15/16)	5,620,000	6/20/16	0.580% quarterly	24,466	—	24,466
Deutsche Bank AG (CenturyTel Inc., 7.875%, due 8/15/12)	4,120,000	3/20/17	0.890% quarterly	257,553	—	257,553
JP Morgan Chase & Co. (Bell South Corp., 6.000%, due 10/15/11)	4,270,000	9/20/14	0.280% quarterly	(8,386)	—	(8,386)
Morgan Stanley & Co. Inc. (Viacom Inc., 6.250%, due 4/30/16)	5,460,000	3/20/12	0.360% quarterly	(9,640)	—	(9,640)
Morgan Stanley & Co. Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	2,750,000	3/20/12	0.740% quarterly	(8,425)	—	(8,425)
RBS Greenwich (Home Depot Inc., 5.400%, due 3/1/16)	4,250,000	3/20/16	0.480% monthly	17,758	—	17,758
RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	157,275	8/25/45	2.550% monthly	155,127	—	155,127	*
Total	$68,797,275			$894,393	—	$894,393

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	49

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund‡	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC (CMBX 1 2006-1 AAA)	$1,483,000	10/12/52	0.100% monthly	$(53,994)	$(55,565)	$1,571
Banc of America Securities LLC (PrimeX.FRM.1)	9,526,393	7/25/36	4.420% monthly	809,743	865,689	(55,946)
Credit Suisse First Boston Inc. (CMBX 1 2006-1 AAA)	2,165,000	10/12/52	0.100% monthly	(78,824)	(97,277)	18,453
Credit Suisse First Boston Inc. (CMBX NA AM 1)	2,780,000	10/12/52	0.500% monthly	(183,272)	(307,212)	123,940
Credit Suisse First Boston Inc. (CMBX NA AM 1)	9,790,000	10/12/52	0.500% monthly	(645,406)	(434,431)	(210,975)
Deutsche Bank AG (CMBX.NA.AM.2)	2,300,000	3/15/49	0.500% monthly	(214,437)	(133,429)	(81,008)
JP Morgan Securities Inc. (CMBX.NA.AM.2)	3,900,000	3/15/49	0.500% monthly	(363,610)	(226,250)	(137,360)
JP Morgan Securities Inc. (CMBX.NA.AM.3)	3,900,000	12/13/49	0.500% monthly	(508,593)	(303,345)	(205,248)
JPMorgan Securities Inc. (CMBX NA AM 1)	3,280,000	10/12/52	0.500% monthly	(216,234)	(333,125)	116,891
Morgan Stanley & Co. Inc. (CMBX 1 2006-1 AAA)	3,510,000	10/12/52	0.100% monthly	(127,793)	(162,090)	34,297
Total	$42,634,393			$(1,582,420)	$(1,187,035)	$(395,385)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas (MARKIT CDX.NA.IG.16)	$110,200,000	6/20/16	1.000% quarterly	$(411,312)	$(515,021)	$103,709
BNP Paribas (MARKIT CDX.NA.IG.16)	33,000,000	6/20/16	1.000% quarterly	(123,170)	(146,286)	23,116
Credit Suisse First Boston Inc. (CMBX 2 2006-2 AAA)	6,770,000	3/15/49	0.070% monthly	312,548	286,975	25,573
Credit Suisse First Boston Inc. (CMBX 2 2006-2 AAA)	5,933,000	3/15/49	0.070% monthly	273,907	272,290	1,617
Credit Suisse First Boston Inc. (CMBX 3 2007-1 AAA)	3,410,000	12/13/49	0.080% monthly	175,372	181,156	(5,784)
Credit Suisse First Boston Inc. (CMBX 4 2007-2 AJ)	9,900,000	2/17/51	0.960% monthly	3,035,340	2,008,637	1,026,703
Credit Suisse First Boston Inc. (CMBX NA AM 4)	7,900,000	2/17/51	0.500% monthly	1,202,512	741,536	460,976
Deutsche Bank AG (CMBX NA AM 4)	1,650,000	2/17/51	0.500% monthly	251,158	341,997	(90,839)
Goldman Sachs Group Inc. (CMBX 2 2006-2)	680,000	3/15/49	0.070% monthly	31,393	30,576	817

50	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Group Inc. (CMBX 4 2007-2 AJ)	$10,000,000	2/17/51	0.960% monthly	$3,066,000	$2,028,927	$1,037,073
Goldman Sachs Group Inc. (CMBX NA AM 4)	1,889,000	2/17/51	0.500% monthly	287,537	377,357	(89,820)
JPMorgan Securities Inc. (CMBX 2 2006-2 AAA)	5,300,000	3/15/49	0.070% monthly	244,683	231,304	13,379
Merrill Lynch & Co. Inc. (CMBX 4 2007-2 AJ)	9,900,000	2/17/51	0.960% monthly	3,035,340	2,008,637	1,026,703
Total	$206,532,000			$11,381,308	$7,848,085	$3,533,223

TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made By The Fund‡	Periodic Payments Received By The Fund‡	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC	$2,408,797	1/12/41	1-Month LIBOR	IOS.FN30.500.10	—	$18,005
Barclays Capital Inc.	5,533,763	1/12/39	1-Month LIBOR	IOS.FN30.550.08	—	12,519
Barclays Capital Inc.	3,479,373	1/12/41	1-Month LIBOR	IOS.FN30.500.10	—	26,008
Barclays Capital Inc.	1,819,115	1/12/41	1-Month LIBOR	IOS.FN30.450.10	$(9,689)	21,980
Credit Suisse First Boston Inc.	10,003,944	1/12/40	1-Month LIBOR	IOS.FN.30.450.09	—	64,486
Deutsche Bank AG	2,001,027	1/12/41	1-Month LIBOR	IOS.FN30.450.10	(9,720)	23,240
Goldman Sachs Group Inc.	3,672,361	1/12/39	1-Month LIBOR	IOS.FN30.600.08	6,414	(10,963)
Goldman Sachs Group Inc.	4,844,391	1/12/39	1-Month LIBOR	IOS.FN30.600.08	—	(6,000)
Goldman Sachs Group Inc.	435,656	1/12/40	1-Month LIBOR	IOS.FN30.450.09	—	2,808
Goldman Sachs Group Inc.	80,677	1/12/40	1-Month LIBOR	IOS.FN30.450.09	—	520
JPMorgan Securities Inc.	1,220,000	1/1/12	TRX-CMBS	TRX-CMBS Reset	—	(5,955)
Morgan Stanley & Co. Inc.	4,200,000	10/1/11	TRX-CMBS	TRX-CMBS Reset	—	(9,621)
Morgan Stanley & Co. Inc.	2,440,000	1/1/12	TRX-CMBS	TRX-CMBS Reset	—	(11,910)
Morgan Stanley & Co. Inc.	1,340,000	1/1/12	TRX-CMBS	TRX-CMBS Reset	—	(6,541)
Morgan Stanley & Co. Inc.	4,767,549	1/12/39	1-Month LIBOR	IOS.FN30.550.08	—	10,785
Morgan Stanley & Co. Inc.	3,747,017	1/12/41	1-Month LIBOR	IOS.FN30.500.10	(6,511)	34,519
Total	$51,993,670				$(19,506)	$163,880

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	51

credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

*	Swap contract is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2011.

ASSET DERIVATIVES[1]
	Interest Rate Contracts Risk	Credit Contracts Risk	Total
Purchased options[2]	$4,111,376	—	$4,111,376
Futures contracts[3]	1,814,957	—	1,814,957
Swap contracts[4]	188,950	$15,442,918	15,631,868
Total	$6,115,283	$15,442,918	$21,558,201

LIABILITY DERIVATIVES[1]
	Interest Rate Contracts Risk	Credit Contracts Risk	Total
Written options	$16,875,065	—	$16,875,065
Futures contracts[3]	1,444,107	—	1,444,107
Swap contracts[4]	14,181,864	$3,361,719	17,543,583
Total	$32,501,036	$3,361,719	$35,862,755

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

52	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund's Statement of Operations for the six months ended June 30, 2011. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund's derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Credit Contracts Risk	Total
Purchased options	$(3,950,034)	—	$(3,950,034)
Written options	1,862,480	—	1,862,480
Futures contracts	(421,899)	—	(421,899)
Swap contracts	3,039,184	$(6,163,940)	(3,124,756)
Total	$529,731	$(6,163,940)	$(5,634,209)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Credit Contracts Risk	Total
Purchased options	$2,979,856	—	$2,979,856
Written options	2,126,052	—	2,126,052
Futures contracts	2,977,078	—	2,977,078
Swap contracts	(148,819)	$(767,594)	(916,413)
Total	$7,934,167	$(767,594)	$7,166,573

During the six months ended June 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$4,115,915
Written options	16,939,052
Futures contracts (to buy)	431,652,997
Futures contracts (to sell)	231,867,173

Average Notional Balance
Interest rate swap contracts	$218,887,143
Credit default swap contracts (to buy protection)	177,014,216
Credit default swap contracts (to sell protection)	120,251,674
Total return swap contracts	30,760,383

5. Class specific expenses, fees forgone and/or expense reimbursements

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a distribution fee with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of the Class FI. Service and/or distribution fees are accrued and paid monthly.

Western Asset Core Bond Portfolio 2011 Semi-Annual Report	53

For the six months ended June 30, 2011, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees	Shareholder Reports
Class IS	—	$6,543	$1,248
Class I	—	597,073	32,914
Class FI	$615,517	159,099	8,148
Total	$615,517	$762,715	$42,310

For the six months ended June 30, 2011, class specific fees forgone and/or expense reimbursements were as follows:

Fees Forgone/ Expenses Reimbursements
Class IS	—
Class I	—
Class FI	$51,777
Total	$51,777

6. Distributions to shareholders by class

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Net Investment Income:
Class IS1	$2,360,246	$7,162,194
Class I1	29,010,521	92,660,574
Class FI1	7,773,650	36,436,736
Total	$39,144,417	$136,259,504

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

7. Capital shares

At June 30, 2011, the Corporation had 21.15 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of the Fund were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class IS1
Shares sold	4,416,692	$51,246,065	4,285,326	$47,446,771
Shares issued on reinvestment	198,798	2,313,286	602,991	6,741,670
Shares repurchased	(261,527)	(3,039,640)	(18,589,548)	(206,870,891)
Net increase (decrease)	4,353,963	$50,519,711	(13,701,231)	$(152,682,450)

Class I1
Shares sold	19,326,347	$224,176,068	36,520,368	$411,720,290
Shares issued on reinvestment	2,312,125	26,848,254	7,948,516	89,232,707
Shares repurchased	(36,119,340)	(420,067,986)	(100,877,774)	(1,139,885,312)
Net decrease	(14,480,868)	$(169,043,664)	(56,408,890)	$(638,932,315)

54	Western Asset Core Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class FI1
Shares sold	27,794,481	$322,324,798	22,148,189	$247,299,979
Shares issued on reinvestment	649,241	7,556,123	3,218,180	35,866,429
Shares repurchased	(11,021,778)	(127,975,206)	(104,626,937)	(1,181,048,690)
Net increase (decrease)	17,421,944	$201,905,715	(79,260,568)	$(897,882,282)

[1]	In April 2010, Institutional Select Class, Institutional Class and Financial Intermediary Class shares were renamed Class IS, Class I and Class FI shares, respectively.

8. Capital loss carryforward

As of December 31, 2010, the Fund had a net capital loss carryforward of approximately $406,214,779, of which $84,734,017 expires in 2015, $33,885,094 expires in 2016, $250,607,702 expires in 2017 and $36,987,966 expires in 2018. These amounts will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending December 31, 2011.

Western Asset

Core Bond Portfolio

Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken, CFA

President

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Western Asset Management Company

Transfer agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset Core Bond Portfolio

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012825 8/11 SR11-1438

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken) President of
Western Asset Funds, Inc.

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
President of
Western Asset Funds, Inc.

Date: August 26, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date: August 26, 2011